CONVERTIBLE DEBT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
CONVERTIBLE DEBT
Derivative Liabilities
Amount
Balance on January 1, 2022	$45,665
Issuances to debt discount	-
Reduction of derivative related to conversions	-
Change in fair value of derivative liabilities	(15,001)
Balance on March 31, 2022	$30,664
	March 31,	December 31,
	2022	2021
Dividend yield	0%	0%
Expected volatility	87.9%	106.8%-107.3%
Risk free interest rate	1.40%	0.41%-0.44%
Contractual terms (in years)	0.50	0.50 - 0.52

Amount
Balance on January 1, 2020	$-
Issuances to debt discount	456,570
Change in fair value of derivative liabilities	4,158
Balance on December 31, 2020	460,728
Issuances to debt discount	62,619
Reduction of derivative related to conversions	(284,169)
Change in fair value of derivative liabilities	(193,513)
Balance on December 31, 2021	$45,665
	December 31,	December 31,
	2021	2020
Dividend yield	0%	0%
Expected volatility	106.8%-107.3%	140.4%-142.5%
Risk free interest rate	0.41%-0.44%	0.11%-0.12%
Contractual terms (in years)	0.50 - 0.52	1.00 - 1.04

Schedule of Convertible Debt
	March 31, 2022	December 31, 2021

Beginning balance convertible notes	$640,000	$1,447,000
New notes	-	625,000
Payments	-	(907,000)
Conversion to common stock	-	(525,000)
Subtotal notes	640,000	640,000
Debt discount at year end	(191,085)	(258,938)
Convertible note payable, net of discount	$448,915	$381,062

	2021	2020

Beginning balance convertible notes	$1,447,000	$1,500,000
New notes	625,000	540,000
Payments	(907,000)	(593,000)
Conversion to common stock	(525,000)	-
Subtotal notes	640,000	1,447,000
Debt discount at year end	(258,938)	(494,973)
Convertible note payable, net of discount	$381,062	$952,027